4. STOCKHOLDERS' DEFICIT (Details 1) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Series C Preferred Stock Conversions	472,278	341,110
Series C Preferred Stock Dividends	230,392	190,107
Issuance of shares in Transit due to Shandong agreement	49,256	40,000
Issuance of shares due to commitment in Debt agreement	50,000	0
Common Stock Issued as Payment for Accrued Dividends	0	38
Convertible Debt Conversions	45,850	53,080
Series C Exchanges	0	22,996
Series B Tranche B Warrants Exchanges	0	14,766
Issuance of shares due to rounding	0	3,590
Total	887,776	665,687